SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 412,773	$ 347,987	$ 158,693	$ 697,608	$ 785,913	$ 594,093
Restricted cash	614,936	858,825		784,508
Receivables, less allowance for credit losses	12,276,196	12,789,027		12,183,281
Affiliated accounts and notes receivable	49,702	58,731		110,148
Equipment on operating leases, net	1,658,124	1,458,325		974,307
Equipment held for sale	173,876	129,700		40,750
Goodwill and intangible assets, net	118,769	121,206		122,290
Other assets	73,960	145,764		70,959
TOTAL	15,378,336	15,909,565		14,986,704	13,346,529
Liabilities:
Short-term debt, including current maturities of long-term debt	4,579,772	4,632,208		4,289,189
Accounts payable and other accrued liabilities	705,835	645,941		490,506
Affiliated debt		862,445		351,004
Long-term debt	8,525,750	8,193,039		8,345,588
Total liabilities	13,811,357	14,333,633		13,476,287
Stockholder's equity	1,566,979	1,575,932	1,556,324	1,510,417	1,483,411	1,247,245
TOTAL	15,378,336	15,909,565		14,986,704
Eliminations
ASSETS
Affiliated accounts and notes receivable	(7,061,417)	(5,769,148)
Investments in consolidated subsidiaries accounted for under the equity method	(4,255,149)	(4,152,602)
Other assets	(5,192)	(4,248)
TOTAL	(11,321,758)	(9,925,998)
Liabilities:
Accounts payable and other accrued liabilities	(2,758,142)	(2,432,710)
Affiliated debt	(4,308,467)	(3,340,686)
Total liabilities	(7,066,609)	(5,773,396)
Stockholder's equity	(4,255,149)	(4,152,602)
TOTAL	(11,321,758)	(9,925,998)
CNH Industrial Capital LLC
ASSETS
Affiliated accounts and notes receivable	3,644,202	2,749,776		2,245,308
Investments in consolidated subsidiaries accounted for under the equity method	1,979,435	1,923,861		1,703,364
Other assets	23,442	20,778		23,142
TOTAL	5,647,079	4,694,415		3,971,814
Liabilities:
Short-term debt, including current maturities of long-term debt	750,000	750,000
Accounts payable and other accrued liabilities	283,146	56,261		20,685
Long-term debt	3,046,954	2,348,074		2,499,140
Total liabilities	4,080,100	3,154,335		2,519,825
Stockholder's equity	1,566,979	1,540,080		1,451,989
TOTAL	5,647,079	4,694,415		3,971,814
Guarantor Entities
ASSETS
Cash and cash equivalents	125,565	225,343	142,643	308,507	257,001	306,208
Restricted cash	100	100		100
Receivables, less allowance for credit losses	1,526,522	1,845,524		1,504,614
Affiliated accounts and notes receivable	1,978,938	1,712,656		1,780,263
Equipment on operating leases, net	1,397,891	1,128,542		636,383
Equipment held for sale	156,714	121,190		35,035
Investments in consolidated subsidiaries accounted for under the equity method	2,275,714	2,228,741		1,931,092
Goodwill and intangible assets, net	89,373	89,927		88,376
Other assets	(13,605)	77,597		15,857
TOTAL	7,537,212	7,429,620		6,305,429
Liabilities:
Short-term debt, including current maturities of long-term debt		19,128		76,869
Accounts payable and other accrued liabilities	2,210,497	2,162,159		2,004,157
Affiliated debt	3,347,280	3,320,828		2,487,997
Long-term debt		3,644		33,042
Total liabilities	5,557,777	5,505,759		4,602,065
Stockholder's equity	1,979,435	1,923,861		1,703,364
TOTAL	7,537,212	7,429,620		6,305,429
All Other Subsidiaries
ASSETS
Cash and cash equivalents	287,208	122,644	$ 16,050	389,101	$ 528,912	$ 287,885
Restricted cash	614,836	858,725		784,408
Receivables, less allowance for credit losses	10,749,674	10,943,503		10,678,667
Affiliated accounts and notes receivable	1,487,979	1,365,447		1,462,388
Equipment on operating leases, net	260,233	329,783		337,924
Equipment held for sale	17,162	8,510		5,715
Goodwill and intangible assets, net	29,396	31,279		33,914
Other assets	69,315	51,637		31,960
TOTAL	13,515,803	13,711,528		13,726,673
Liabilities:
Short-term debt, including current maturities of long-term debt	3,829,772	3,863,080		4,212,320
Accounts payable and other accrued liabilities	970,334	860,231		798,110
Affiliated debt	961,187	882,303		913,317
Long-term debt	5,478,796	5,841,321		5,813,406
Total liabilities	11,240,089	11,446,935		11,737,153
Stockholder's equity	2,275,714	2,264,593		1,989,520
TOTAL	$ 13,515,803	$ 13,711,528		$ 13,726,673